Income Taxes (Reconciliation Of Statutory And Effective Income Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Statutory rates for expense (benefit)	(40.40%)	40.40%	(40.50%)
Earnings of foreign subsidiaries taxed at different rate from the statutory rate in Japan	12.30%	(16.20%)	(2.10%)
Tax credits	(60.90%)	(13.70%)	5.50%
Expenses not deductible for tax purposes	4.30%	2.60%	0.80%
Expiration of stock options	9.50%	11.00%
Undistributed earnings of foreign subsidiaries	(20.00%)	3.80%	(1.10%)
Change in valuation allowance	(92.10%)	13.00%	52.30%
Effect of enacted changes in tax laws and rates on Japanese tax	149.90%
Other, net	1.40%	1.50%	(0.20%)
Total Income tax rate	(36.00%)	42.40%	14.70%